ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

Accounts receivable were $0 and $63,049, net of allowance, as of September 30, 2020 and 2019, respectively. The Company has a total allowance for bad debt in the amount of $0 and $40,000 as of September 30, 2020 and 2019, respectively. The decrease is due to the shutdown of TransTech on June 30, 2020.